Consolidated Statements of Stockholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement of Stockholders' Equity [Abstract]
Common stock, dividends, per share, declared (in dollars per share)	$ 2.10	$ 2.65